Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets	Intangible assets, net consist of the following:
	Estimated Useful Life (years)	December 31, 2023			September 30, 2023
		Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Developed technology	7 – 10	$7,289	$(2,441)	$4,848	$7,289	$(2,238)	$5,051
Customer relationships	10 – 15	6,400	(85)	6,315	300	(64)	236
Trade names	2	100	(2)	98	—	—	—
Backlog	1	300	(11)	289	—	—	—
		$14,089	$(2,539)	$11,550	$7,589	$(2,302)	$5,287
Intangible assets, net consist of the following:
	Estimated Useful Life (years)	September 30, 2023			September 30, 2022
		Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Developed technology	7 – 10	$7,289	$(2,238)	$5,051	$7,289	(1,428)	$5,861
Customer relationships	10	300	(64)	236	300	(33)	267

Schedule of Estimated Future Amortization Expense for Intangible Assets	Estimated future amortization expense for intangible assets by fiscal year as of December 31, 2023 is as follows:
Years ending September 30,
2024 (remaining nine months)	$1,198
2025	1,361
2026	1,257
2027	1,247
2028	1,213
Thereafter	5,274
Total	$11,550
Estimated future amortization expense for intangible assets by fiscal year as of September 30, 2023 is as follows:
Years ending September 30,
2024	$840
2025	840
2026	840
2027	840
2028	806
Thereafter	1,121
Total	$5,287